Intangible Assets, Net (Schedule Of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 17,445		$ 17,507
Accumulated amortization	10,232		7,698
Intangible assets, net	7,213		9,809
Amortization expense	2,534		3,537
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	8,600		8,600
Accumulated amortization	3,625		2,397
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	800		800
Accumulated amortization	800		780
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	8,045	[1]	8,107	[1]
Accumulated amortization	$ 5,807		$ 4,521

[1]	Including functional currency translation adjustments related to Brazilian subsidiary.